SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands		Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Inventories		$ 3,301	$ 2,375
Ore Stockpiles [Member]
IfrsStatementLineItems [Line Items]
Inventories	[1]	701	453
Concentrate Inventory [Member]
IfrsStatementLineItems [Line Items]
Inventories	[1]	567	4
Materials and Supplies [Member]
IfrsStatementLineItems [Line Items]
Inventories		$ 2,033	$ 1,918

[1]	Change in inventories recorded in cost of sales (Note 14.a) excludes currency translation adjustment of $19 for the nine months ended September 30, 2021.